UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Aerospace and defense (1.7%)

European Aeronautic Defence and Space Co. (France)	8,975	$571,820

Safran SA (France)	5,954	366,779

		938,599
Air freight and logistics (1.1%)

Deutsche Post AG (Germany)	18,755	622,393

		622,393
Airlines (0.7%)

Japan Airlines Co., Ltd. (Japan) (UR)	6,400	386,754

		386,754
Auto components (2.1%)

Apollo Tyres, Ltd. (India)	62,676	66,726

Bridgestone Corp. (Japan)	16,100	585,559

Delphi Automotive PLC (United Kingdom)	9,000	525,780

		1,178,065
Automobiles (3.8%)

Daimler AG (Registered Shares) (Germany)	7,356	573,409

Nissan Motor Co., Ltd. (Japan)	27,600	276,295

Tata Motors, Ltd. (India)	17,260	91,669

Toyota Motor Corp. (Japan)	18,400	1,173,691

		2,115,064
Beverages (4.4%)

Anheuser-Busch InBev NV (Belgium)	6,928	689,632

Brown-Forman Corp. Class B	3,000	204,390

Coca-Cola Enterprises, Inc.	4,500	180,945

Fomento Economico Mexicano SAB de CV ADR (Mexico)	2,400	233,016

Pernod Ricard SA (France)	3,500	434,624

SABMiller PLC (United Kingdom)	14,067	715,872

		2,458,479
Biotechnology (1.3%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	18,600	510,942

Grifols SA ADR (Spain)	7,980	241,634

		752,576
Building products (0.7%)

Daikin Industries, Ltd. (Japan)	7,900	418,729

		418,729
Capital markets (2.1%)

KKR & Co. LP	23,600	485,688

UBS AG (Switzerland)	33,590	687,140

		1,172,828
Chemicals (2.0%)

Akzo Nobel NV (Netherlands)	5,282	347,105

LyondellBasell Industries NV Class A	4,800	351,504

Monsanto Co.	3,400	354,858

Solvay SA (Belgium)	465	69,733

		1,123,200
Commercial banks (7.3%)

Bangkok Bank PCL NVDR (Thailand)	37,700	236,228

Barclays PLC NPR (United Kingdom)(NON)	39,523	51,667

Barclays PLC (United Kingdom)	158,093	679,513

BNP Paribas SA (France)	12,832	867,989

Grupo Financiero Banorte SAB de CV (Mexico)	63,600	396,288

Nordea Bank AB (Sweden)	34,632	417,630

Sberbank of Russia ADR (Russia)	26,168	315,324

SpareBank 1 SR-Bank ASA (Norway)(NON)	32,256	255,870

Sumitomo Mitsui Financial Group, Inc. (Japan)	6,300	304,120

UniCredit SpA (Italy)	93,478	595,888

		4,120,517
Commercial services and supplies (1.0%)

Regus PLC (United Kingdom)	191,205	563,366

		563,366
Communications equipment (1.0%)

Telefonaktiebolaget LM Ericsson Class B (Sweden)	41,977	558,457

		558,457
Construction and engineering (1.1%)

Daelim Industrial Co., Ltd. (South Korea)	3,748	338,294

Jaypee Infratech, Ltd. (India)(NON)	201,535	50,541

Veidekke ASA (Norway)	27,730	215,817

		604,652
Construction materials (1.0%)

Holcim, Ltd. (Switzerland)	7,682	571,680

		571,680
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)	15,700	424,704

		424,704
Diversified financial services (0.8%)

ING Groep NV (Netherlands)(NON)	42,464	479,744

		479,744
Diversified telecommunication services (2.0%)

BT Group PLC (United Kingdom)	55,975	310,276

TDC A/S (Denmark)	25,856	218,785

Ziggo NV (Netherlands)	15,245	617,489

		1,146,550
Electrical equipment (2.0%)

Schneider Electric SA (France)	13,052	1,103,764

		1,103,764
Electronic equipment, instruments, and components (0.9%)

Hitachi, Ltd. (Japan)	70,000	460,756

Hon Hai Precision Industry Co., Ltd. (Taiwan)(NON)	11,100	28,494

		489,250
Energy equipment and services (1.1%)

Ezion Holdings, Ltd. (Singapore)	234,000	410,346

Halliburton Co.	4,300	207,045

		617,391
Food and staples retail (0.8%)

Magnit OJSC (Russia)	1,674	424,140

		424,140
Food products (3.4%)

Ajinomoto Co., Inc. (Japan)	16,000	209,980

Associated British Foods PLC (United Kingdom)	17,807	540,809

Kerry Group PLC Class A (Ireland)	8,372	509,163

Nestle SA (Switzerland)	9,485	663,378

		1,923,330
Gas utilities (0.8%)

Tokyo Gas Co., Ltd. (Japan)	79,000	432,392

		432,392
Health-care equipment and supplies (1.3%)

Covidien PLC	6,248	380,753

Sartorius AG (Preference) (Germany)	2,923	326,474

		707,227
Hotels, restaurants, and leisure (3.9%)

Alsea SAB de CV (Mexico)	39,200	109,698

Compass Group PLC (United Kingdom)	84,243	1,159,239

Sands China, Ltd. (Hong Kong)	56,800	351,160

Thomas Cook Group PLC (United Kingdom)(NON)	156,609	388,922

TUI Travel PLC (United Kingdom)	28,891	171,979

		2,180,998
Household durables (1.4%)

Coway Co., Ltd. (South Korea)	6,906	382,355

Persimmon PLC (United Kingdom)	22,219	390,638

		772,993
Household products (0.9%)

Henkel AG & Co. KGaA (Preference) (Germany)	5,128	528,423

		528,423
Industrial conglomerates (1.0%)

Siemens AG (Germany)	4,717	568,327

		568,327
Insurance (4.7%)

AIA Group, Ltd. (Hong Kong)	152,800	718,106

American International Group, Inc.	5,900	286,917

China Pacific Insurance (Group) Co., Ltd. (China)	88,800	318,292

Prudential PLC (United Kingdom)	49,657	925,286

Tokio Marine Holdings, Inc. (Japan)	12,300	401,053

		2,649,654
Internet and catalog retail (0.3%)

Bigfoot GmbH (acquired 8/2/13, cost $65,942) (Private) (Brazil)(F)(RES)(NON)	3	50,368

Zalando GmbH (acquired 9/30/13, cost $134,516) (Private) (Germany)(F)(RES)(NON)	3	114,342

		164,710
Internet software and services (1.9%)

Tencent Holdings, Ltd. (China)	11,200	587,444

Yandex NV Class A (Russia)(NON)	13,421	488,793

		1,076,237
IT Services (1.0%)

InterXion Holding NV (Netherlands)(NON)	15,000	333,600

Visa, Inc. Class A	1,100	210,210

		543,810
Machinery (1.6%)

FANUC Corp. (Japan)	5,600	923,506

		923,506
Media (3.8%)

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)(S)	30,062	386,766

Global Mediacom Tbk PT (Indonesia)	3,989,500	664,917

Pearson PLC (United Kingdom)	7,293	148,410

Sun TV Network, Ltd. (India)	12,753	80,097

WPP PLC (United Kingdom)	41,628	855,873

		2,136,063
Metals and mining (1.1%)

Glencore Xstrata PLC (United Kingdom)	83,888	457,260

Goldcorp, Inc. (Canada)	6,286	163,550

		620,810
Multi-utilities (1.0%)

Centrica PLC (United Kingdom)	49,533	296,459

Veolia Environnement (France)	14,481	247,332

		543,791
Multiline retail (0.4%)

Matahari Department Store Tbk PT (Indonesia)(NON)	261,500	237,111

		237,111
Oil, gas, and consumable fuels (3.2%)

BG Group PLC (United Kingdom)	26,780	511,796

Cameco Corp. (Canada)	10,900	196,963

Origin Energy, Ltd. (Australia)	25,577	336,437

Royal Dutch Shell PLC Class A (United Kingdom)	10,665	352,218

Suncor Energy, Inc. (Canada)	11,000	393,311

		1,790,725
Personal products (0.7%)

L'Oreal SA (France)	2,325	399,306

		399,306
Pharmaceuticals (7.3%)

Astellas Pharma, Inc. (Japan)	17,100	869,831

AstraZeneca PLC (United Kingdom)	10,872	565,950

GlaxoSmithKline PLC (United Kingdom)	18,779	473,501

Merck KGaA (Germany)	2,234	348,619

Sanofi (France)	10,313	1,045,977

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)	230,500	401,211

Shire PLC (United Kingdom)	9,520	381,908

		4,086,997
Real estate management and development (1.0%)

BR Malls Participacoes SA (Brazil)	25,900	234,891

Mitsubishi Estate Co., Ltd. (Japan)	11,000	324,086

		558,977
Road and rail (0.4%)

Hitachi Transport System, Ltd. (Japan)	16,400	227,910

		227,910
Semiconductors and semiconductor equipment (2.0%)

ASML Holding NV ADR (Netherlands)	1,922	189,817

Hermes Microvision, Inc. (Taiwan)	4,000	116,346

Lam Research Corp.(NON)	7,900	404,401

SK Hynix, Inc. (South Korea)(NON)	13,830	389,287

		1,099,851
Software (0.7%)

SAP AG (Germany)	5,542	409,888

		409,888
Specialty retail (1.7%)

Jin Co., Ltd. (Japan)	4,600	172,684

Kingfisher PLC (United Kingdom)	65,644	410,100

Sports Direct International PLC (United Kingdom)(NON)	34,308	392,954

		975,738
Textiles, apparel, and luxury goods (2.9%)

Compagnie Financiere Richemont SA (Switzerland)	9,323	934,001

Luxottica Group SpA (Italy)	7,743	411,882

Prada SpA (Italy)	28,200	273,241

		1,619,124
Thrifts and mortgage finance (0.5%)

Housing Development Finance Corp., Ltd. (HDFC) (India)	20,690	252,573

		252,573
Tobacco (3.7%)

British American Tobacco (BAT) PLC (United Kingdom)	18,503	981,460

Japan Tobacco, Inc. (Japan)	30,200	1,084,552

		2,066,012
Trading companies and distributors (1.8%)

Mitsubishi Corp. (Japan)	15,900	321,251

Rexel SA (France)	8,934	227,224

Wolseley PLC (United Kingdom)	8,423	435,943

		984,418
Transportation infrastructure (0.3%)

Beijing Capital International Airport Co., Ltd. (China)	254,000	166,366

		166,366
Water utilities (0.8%)

Beijing Enterprises Water Group, Ltd. (China)	1,076,000	448,108

		448,108
Wireless telecommunication services (1.1%)

SoftBank Corp. (Japan)	5,600	386,836

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	36,422	214,560

		601,396

Total common stocks (cost $43,568,140)		$53,967,673

PREFERRED STOCKS (0.9%)(a)
	Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)	606	$493,969

Total preferred stocks (cost $414,995)		$493,969

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value

U.S. Treasury Notes 0.875s, December 31, 2016(i)	$115,000	$115,614

Total U.S. treasury Obligations (cost $115,614)		$115,614

SHORT-TERM INVESTMENTS (3.5%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	847,483	$847,483

SSgA Prime Money Market Fund 0.02%(P)	470,000	470,000

Putnam Short Term Investment Fund 0.06%(AFF)	383,511	383,511

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.12%, July 24, 2014(SEGSF)	$113,000	112,942

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014	19,000	18,994

U.S. Treasury Bills with an effective yield of 0.10%, April 3, 2014(SEGSF)	90,000	89,985

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014	30,000	29,998

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)	39,000	38,999

Total short-term investments (cost $1,991,798)		$1,991,912

TOTAL INVESTMENTS

Total investments (cost $46,090,547)(b)		$56,569,168

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $65,957,063) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/18/13	$900,234	$889,836	$(10,398)
	British Pound	Buy	12/18/13	868,861	835,041	33,820
	Canadian Dollar	Buy	10/18/13	14,168	14,160	8
	Canadian Dollar	Sell	10/18/13	14,168	13,867	(301)
	Euro	Buy	12/18/13	3,280,239	3,193,728	86,511
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	127,859	125,882	1,977
	British Pound	Sell	12/18/13	1,658,440	1,593,689	(64,751)
	Canadian Dollar	Buy	10/18/13	201,460	201,345	115
	Canadian Dollar	Sell	10/18/13	201,460	197,254	(4,206)
	Euro	Sell	12/18/13	334,221	325,381	(8,840)
	Hong Kong Dollar	Buy	11/20/13	754,833	755,079	(246)
	Japanese Yen	Sell	11/20/13	1,460,225	1,445,531	(14,694)
	Norwegian Krone	Sell	12/18/13	111,948	110,668	(1,280)
	Singapore Dollar	Buy	11/20/13	310,253	304,930	5,323
	Swiss Franc	Sell	12/18/13	642,648	620,113	(22,535)
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	220,865	217,464	3,401
	British Pound	Buy	12/18/13	1,764,257	1,695,245	69,012
	Canadian Dollar	Sell	10/18/13	583,419	572,516	(10,903)
	Danish Krone	Buy	12/18/13	782,309	761,968	20,341
	Euro	Sell	12/18/13	3,318,261	3,236,499	(81,762)
	Japanese Yen	Buy	11/20/13	1,132,222	1,130,063	2,159
	Japanese Yen	Sell	11/20/13	1,132,222	1,120,264	(11,958)
Credit Suisse International
	Australian Dollar	Buy	10/18/13	211,266	208,006	3,260
	British Pound	Sell	12/18/13	2,512,578	2,414,480	(98,098)
	Canadian Dollar	Sell	10/18/13	820,105	802,964	(17,141)
	Euro	Sell	12/18/13	2,183,804	2,126,200	(57,604)
	Japanese Yen	Buy	11/20/13	1,733,481	1,719,624	13,857
	Swiss Franc	Sell	12/18/13	226,498	220,480	(6,018)
Deutsche Bank AG
	Australian Dollar	Buy	10/18/13	479,193	471,820	7,373
	Canadian Dollar	Buy	10/18/13	760,036	747,078	12,958
	Euro	Buy	12/18/13	1,028,102	1,000,983	27,119
	Swedish Krona	Buy	12/18/13	132,664	128,680	3,984
Goldman Sachs International
	Euro	Sell	12/18/13	1,439,857	1,401,952	(37,905)
	Japanese Yen	Sell	11/20/13	573,016	566,942	(6,074)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	1,640,645	1,615,435	25,210
	British Pound	Buy	12/18/13	1,679,636	1,614,007	65,629
	Euro	Buy	12/18/13	1,021,878	994,734	27,144
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	1,659,004	1,633,243	25,761
	British Pound	Buy	12/18/13	1,835,934	1,774,035	61,899
	Canadian Dollar	Buy	10/18/13	221,257	216,634	4,623
	Canadian Dollar	Sell	10/18/13	221,257	221,136	(121)
	Euro	Sell	12/18/13	4,616,717	4,513,937	(102,780)
	Japanese Yen	Buy	11/20/13	638,798	633,051	5,747
	Norwegian Krone	Buy	12/18/13	995,325	986,344	8,981
	Singapore Dollar	Buy	11/20/13	113,595	111,645	1,950
	Swedish Krona	Buy	12/18/13	858,378	836,013	22,365
	Swiss Franc	Buy	12/18/13	1,725,790	1,669,503	56,287
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	1,097,895	1,080,765	17,130
	Canadian Dollar	Buy	10/18/13	623,885	610,762	13,123
	Canadian Dollar	Sell	10/18/13	623,885	620,337	(3,548)
	Euro	Buy	12/18/13	256,687	249,877	6,810
	Israeli Shekel	Buy	10/18/13	230,211	222,719	7,492
	Japanese Yen	Buy	11/20/13	219,251	216,894	2,357
	Japanese Yen	Sell	11/20/13	219,251	219,627	376
	Norwegian Krone	Sell	12/18/13	557,168	551,059	(6,109)
UBS AG
	Australian Dollar	Sell	10/18/13	874,234	860,613	(13,621)
	British Pound	Sell	12/18/13	2,132,512	2,049,215	(83,297)
	Canadian Dollar	Buy	10/18/13	1,018,266	996,837	21,429
	Euro	Buy	12/18/13	1,775,702	1,729,558	46,144
	Norwegian Krone	Sell	12/18/13	797,497	788,644	(8,853)
	Swedish Krona	Buy	12/18/13	164,521	159,594	4,927
	Swiss Franc	Buy	12/18/13	901,899	870,090	31,809
WestPac Banking Corp.
	Australian Dollar	Sell	10/18/13	1,696,094	1,669,977	(26,117)
	British Pound	Sell	12/18/13	1,379,499	1,325,496	(54,003)
	Canadian Dollar	Sell	10/18/13	48,909	40,859	(8,050)
	Euro	Buy	12/18/13	3,648,829	3,552,309	96,520
	Japanese Yen	Buy	11/20/13	156,968	152,382	4,586

Total						$88,304

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NPR	Nil Paid Rights
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $56,113,833.
(b)	The aggregate identified cost on a tax basis is $46,431,963, resulting in gross unrealized appreciation and depreciation of $10,863,142 and $725,937, respectively, or net unrealized appreciation of $10,137,205.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $164,710, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$579,356	$1,195,370	$1,774,726	$94	$—
	Putnam Short Term Investment Fund *	—	8,625,130	8,241,619	121	383,511
	Totals	$579,356	$9,820,500	$10,016,345	$215	$383,511
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $822,659. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $847,483, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $320,875 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	23.0%
	Japan	17.0
	France	9.5
	United States	7.7
	Germany	6.3
	Switzerland	5.2
	Netherlands	3.6
	China	3.5
	South Korea	2.9
	Italy	2.3
	Russia	2.2
	Hong Kong	1.9
	Sweden	1.8
	Indonesia	1.6
	Belgium	1.4
	Canada	1.4
	Mexico	1.3
	Spain	1.1
	India	1.0
	Ireland	0.9
	Norway	0.9
	Singapore	0.7
	Australia	0.6
	Brazil	0.5
	Other	1.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $326,032 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $109,949.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$11,215,156	$—	$164,710
Consumer staples	7,799,690	—	—
Energy	2,408,116	—	—
Financials	9,658,997	—	—
Health care	5,546,800	—	—
Industrials	7,508,784	—	—
Information technology	4,177,493	—	—
Materials	2,315,690	—	—
Telecommunication services	1,747,946	—	—
Utilities	1,424,291	—	—
Total common stocks	53,802,963	—	164,710
Preferred stocks	493,969	—	—
U.S. treasury obligations	—	115,614	—
Short-term investments	853,511	1,138,401	—

Totals by level	$55,150,443	$1,254,015	$164,710

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$88,304	$—

Totals by level	$—	$88,304	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$849,517	$761,213

Total	$849,517	$761,213

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$71,000,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Note 9: Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$120,339	$7,415	$94,913	$17,117	$51,434	$—	$—	$117,983	$187,613	$47,288	$104,309	$101,106	849,517
	Securities on loan**	—	—	—	—	—	719,639	—	—	—	—	—	—	719,639

	Total Assets	$120,339	$7,415	$94,913	$17,117	$51,434	$719,639	$—	$117,983	$187,613	$47,288	$104,309	$101,106	$1,569,156

	Liabilities:
	Forward currency contracts#	$10,699	$116,552	$104,623	$178,861	$—	$—	$43,979	$—	$102,901	$9,657	$105,771	$88,170	761,213

	Total Liabilities	$10,699	$116,552	$104,623	$178,861	$—	$—	$43,979	$—	$102,901	$9,657	$105,771	$88,170	$761,213

	Total Financial and Derivative Net Assets	$109,640	$(109,137)	$(9,710)	$(161,744)	$51,434	$719,639	$(43,979)	$117,983	$84,712	$37,631	$(1,462)	$12,936	$807,943
	Total collateral received (pledged)##†	$109,640	$(9,994)	$110,000	$(99,955)	$—	$719,639	$—	$115,614	$84,712	$—	$—	$—	$1,029,656
	Net amount	$—	$(99,143)	$(119,710)	$(61,789)	$51,434	$—	$(43,979)	$2,369	$—	$37,631	$(1,462)	$12,936	$(221,713)

**	Included with Investments in securities on the Statement of assets and liabilities

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013